Performance obligations and remaining performance obligations (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation [Abstract]
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation
The following table provides revenue expected to be recognized in the future related to performance obligation that are unsatisfied (or partially satisfied) at the reporting date:

To be recognized	Amount
Within one year	2,822,669
One to three years	1,860,900
Three years or more	1,429,100